UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22245



                       First Trust Exchange-Traded Fund III
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          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: February 12, 2013 - June 30, 2013
                                       ---------------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record

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First Trust Preferred Securities and Income ETF
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ISSUER NAME         TKT SYMBOL       CUSIP         SH MEETING DATE
BB&T Corporation    BBT/PE           54937404      4/23/2013

MATTER VOTED UPON                           PROPOSED BY    VOTE CAST    FOR/AGAINST MGMT?    REASON
To approve amendments to the Restated       Issuer         Abstain      N/A                  Stonebridge abstained
Articles of Incorporation, as amended,                                                       because the change in
of BB&T to change the payment dates of                                                       record date was
its Preferred Stock dividends to                                                             immaterial to
conform with the payment date of its                                                         preferred holders.
Common Stock dividends and conform
Preferred Stock record dates.

                                SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               First Trust Exchange-Traded Fund III
                           -----------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                           ---------------------------------
                           Mark R. Bradley, President


Date                       July 25, 2013
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* Print the name and title of each signing officer under his or her signature.